Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 309,966,686.28
Previously Paid Amount	0.00
Total Fee Amount	42,806.40
Total Offset Amount	0.00
Net Fee	$ 42,806.40